Significant Accounting Policies - Assets Useful Life (Table) (Details)	12 Months Ended
Dec. 31, 2016
Buildings
Property Plant And Equipment [Line Items]
Estimated useful life	40 years
Storage Facilities
Property Plant And Equipment [Line Items]
Estimated useful life	Lease termination
Furniture & Fittings
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Machinery & Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Computers
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Vehicles
Property Plant And Equipment [Line Items]
Estimated useful life	5 years